Finance Receivables - Components of Net Finance Receivable (Details) (10-K) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables	$ 15,821,000,000	$ 17,415,000,000	$ 7,107,000,000
Unearned finance charges and points and fees	(2,176,000,000)		(771,000,000)
Accrued finance charges	146,000,000		102,000,000
Deferred origination costs	79,000,000		45,000,000
Net finance receivables	$ 13,870,000,000	154,000,000	6,483,000,000
Credit Card Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables		25,000,000	52,000,000
Unearned finance charges and points and fees		(2,000,000)	(5,000,000)
Accrued finance charges			1,000,000
Deferred origination costs		0	0
Net finance receivables		23,000,000	48,000,000
Spring Castle Portfolio [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables		1,545,000,000	1,941,000,000
Unearned finance charges and points and fees		0	0
Accrued finance charges		31,000,000	38,000,000
Deferred origination costs		0	0
Net finance receivables		1,576,000,000	1,979,000,000
Spring Castle Portfolio [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net finance receivables		16,000,000	20,000,000
Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables		15,325,000,000	4,493,000,000
Unearned finance charges and points and fees		(2,261,000,000)	(765,000,000)
Accrued finance charges		147,000,000	58,000,000
Deferred origination costs		56,000,000	45,000,000
Net finance receivables		13,267,000,000	3,831,000,000
Consumer Loan [Member] | Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Net finance receivables		114,000,000	19,000,000
Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross receivables		520,000,000	621,000,000
Unearned finance charges and points and fees			(1,000,000)
Accrued finance charges		4,000,000	5,000,000
Net finance receivables		$ 524,000,000	$ 625,000,000